STOCK OPTION PLANS (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding beginning	5,101,663	5,101,663
Number of Options, Outstanding ending	10,352,875
Number of Options, Options exercisable			4,839,243	4,839,243
Exercise Price	$ 0.0013
Weighted Average Exercise Price, Issued	$ 0	$ 0
Weighted Average Exercise Price, exercisable			$ 0.0013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding beginning	5,101,663	4,983,888
Number of Options, Issued	933,000	0
Number of Options, Outstanding ending	6,034,663	4,983,888
Number of Options, Options exercisable	4,889,051	4,017,486
Exercise Price	$ 0.0013	$ 0.0013
Weighted Average Exercise Price, Issued	$ 1.9300	$ 0
Weighted Average Exercise Price, Outstanding ending	$ 0.2995	$ 0.0013
Weighted Average Exercise Price, exercisable	$ 0.0062	$ 0.0013